2. Summary of Significant Accounting Policies: (f) Deposit and Prepayments (Policies)	12 Months Ended
Mar. 31, 2018
Policies
(f) Deposit and Prepayments

(f) Deposit and prepayments

Deposit and Prepayments represent cash paid in advance to suppliers. As of March 31, 2018, prepayments included cash paid advances to suppliers, and prepaid expenses, such as water and electricity fees.